GENERAL	12 Months Ended
Dec. 31, 2021
GENERAL
GENERAL

NOTE 1 - GENERAL:

a.  General:

1)RedHill Biopharma Ltd. (the “Company”), incorporated on August 3, 2009, together with its wholly-owned subsidiary, RedHill Biopharma Inc. (“RedHill Inc.”), incorporated in Delaware, U.S. on January 19, 2017, is a specialty biopharmaceutical company primarily focused on gastrointestinal (“GI”) diseases and infectious diseases.

The Company’s ordinary shares were traded on the Tel-Aviv Stock Exchange (“TASE”) from February 2011 to February 2020, after which the Company voluntarily delisted from trading on the TASE, effective February 13, 2020. The Company’s American Depositary Shares (“ADSs”) were traded on the Nasdaq Capital Market from December 27, 2012 and have been listed on the Nasdaq Global Market (“Nasdaq”) since July 20, 2018.

The Company’s registered address is 21 Ha’arba’a St, Tel-Aviv, Israel.

2)	Since the Company established its commercial presence in the U.S. in 2017, it has promoted or commercialized various GI-related products that were either developed internally or acquired through in-licensing agreements. As of the date of approval of these financial statements, the Company commercializes in the U.S., mainly, Talicia®, for the treatment of Helicobacter pylori infection in adults, the first product approved by the U.S. Food and Drug Administration (“FDA”) being developed primarily internally by the Company, and Movantik®, for the treatment of opioid-induced constipation.

Effective April 1, 2020, RedHill Inc. entered into an exclusive license agreement (the “License Agreement”) with AstraZeneca AB (“AstraZeneca”), granting RedHill Inc. exclusive, worldwide (excluding Europe, Canada) commercialization and development rights to Movantik® (naloxegol). In addition, RedHill Inc. entered into certain related agreements, pursuant to which AstraZeneca provides RedHill Inc. transitional services for an agreed period.

3) Through December 31, 2021, the Company has an accumulated deficit and its activities have been funded primarily through public and private offerings of the Company’s securities and borrowing. There is no assurance that the Company’s business will generate sustainable positive cash flows to fund its business.

The Company plans to further fund its future operations through commercialization and out-licensing of its therapeutic candidates, commercialization of in-licensed or acquired products and raising additional capital through equity or debt financing or through non-dilutive financing. The Company’s current cash resources are not sufficient to complete the research and development of all of its therapeutic candidates and to fully support its commercial operations until generation of sustainable positive cash flows. Management expects that the Company will incur additional losses as it continues to focus its resources on advancing the development of its therapeutic candidates, as well as advancing its commercial operations, based on a prioritized plan that will result in negative cash flows from operating activities. The Company believes its existing capital resources should be sufficient to fund its current and planned operations for at least the next 12 months.

If the Company is unable to out-license, sell or commercialize its therapeutic candidates, generate sufficient and sustainable revenues from its commercial operations, or obtain future financing, the Company may be forced to delay, reduce the scope of, or eliminate one or more of its research and development or commercialization programs, any of which may have a material adverse effect on the Company’s business, financial condition or results of operations.

The current COVID-19 pandemic has presented substantial public health and economic challenges around the world and specifically in the Company’s target markets in the U.S., affecting employees, patients, medical clinics, medical diagnosis, communities and business operations. The full extent to which the COVID-19 pandemic will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain and cannot be accurately predicted at this stage. The Company took actions designed to mitigate the potential impact of the COVID-19 pandemic on its business operations and to date, the COVID-19 pandemic has not caused significant disruptions to the supply chain and the Company has sufficient supply on hand to meet U.S. commercial demand and clinical studies’ needs.

A number of the Company’s commercial activities have been impacted by the COVID-19 pandemic, including some launch sales and marketing activities for Talicia® for H. pylori infection and significant impact on sales of Aemcolo® for travelers’ diarrhea. See note 11b regards to the impairment of Aemcolo® assets.

Although no major disruptions, other than manageable impact on its development and commercial activities, the Company continues to assess the potential impact of the COVID-19 pandemic on its business and operations, including on its sales, expenses, supply chain, financial resources, and clinical trials.

b. Approval of the financial statements:

The date of the approval of these financial statements by the Board of Directors (the "BoD") is March 17, 2022.